FT Vest U.S. Equity Buffer & Premium Income ETF - December Annual Total Returns	12 Months Ended
Dec. 31, 2024
FT Vest U.S. Equity Buffer & Premium Income ETF - December | FT Vest U.S. Equity Buffer & Premium Income ETF - December
Prospectus [Line Items]
Annual Return [Percent]	5.56%